CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Tax portion of unrealized holding gains (losses) on securities designated as available for sale	$ 0	$ 0	$ 0	$ (45)